Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Schedule of investment held for trading

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at September 30, 2013	Gain (Loss)
Investment in gold held for trading	$32,775	$-	$-	$32,775	$-

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2012	Gain (Loss)
Investment in gold held for trading	$-	$-	$-	$-	$-

Schedule of company's cash balances by geographic area
	September 30, 2013		December 31, 2012
Country:
United States	$-	-	$-	-
China	1,553,909	100%	407,323	100%
Total cash and cash equivalents	$1,553,909	100%	$407,323	100%

	December 31,
	2012		2011
Country:
United States	$-	-	$-	-
China	407,323	100%	371,300	100%
Total cash and cash equivalents	$407,323	100%	$371,300	100%

Schedule of net balance of interest expense

	For the Nine Months Ended September 30,
	2013	2012
Interest expense	$(666,860)	$(603,336)
Deduct:
Interest income	39,526	3,102
Subsidy received from the local government	-	231,618
Net balance of interest expense	$(627,334)	$(368,616)

	For the Years Ended December 31,
	2012	2011
Interest expense	$(792,171)	$(686,218)
Deduct:
Interest income	3,686	4,240
Subsidy received from the local government	292,635	364,159
Net balance of interest expense	$(495,850)	$(317,819)